OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other operating income [Abstract]
Schedule of Other Operating Income
	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Rental income from premises	-	135	201
Other income	100	104	87

	100	239	288